Acquisitions, investments, purchases of intangible assets and divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions, investments, purchases of intangible assets and divestitures
Summary of Fair Values of Assets Acquired and Liabilities Assumed

Fair Values of Assets Acquired and Liabilities Assumed

in $ THOUS

Cash and cash equivalents	47,203
Trade accounts and other receivables	34,062
Inventories	63,735
Other current assets	15,819
Property, plant and equipment	104,533
Right-of-use assets	21,603
Intangible assets and other assets	761,734
Goodwill	1,201,613
Accounts payable, current provisions and other current liabilities	(72,429)
Deferred taxes	(100,485)
Lease liabilities	(22,065)
Other liabilities	(27,822)
Noncontrolling interests	(4,063)

Total acquisition cost	2,023,438
Less:
Cash acquired	(47,203)
Net Cash paid	1,976,235

Summary of pro forma financial information

2019
Pro forma revenue	17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	1,186,516
Basic earnings per share	3.92
Diluted earnings per share	3.92